FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Assets		$ 125,064	$ 10
Liabilities [Abstract]
Liabilities		(31,227)
Warrants [Member]
Changes in Fair Value [Roll Forward]
Initial measurement on June 29, 2021	$ 53,883
Change in fair value		(22,656)
Fair value as of December 31, 2021		31,227
Public Warrants [Member]
Liabilities [Abstract]
Liabilities		(8,963)
Changes in Fair Value [Roll Forward]
Initial measurement on June 29, 2021	14,740
Change in fair value		(5,777)
Fair value as of December 31, 2021		8,963
Private Warrants [Member]
Liabilities [Abstract]
Liabilities		(22,264)
Changes in Fair Value [Roll Forward]
Initial measurement on June 29, 2021	$ 39,143
Change in fair value		(16,879)
Fair value as of December 31, 2021		22,264
Money Market Funds [Member]
Assets [Abstract]
Assets		125,064	10
Level 1 [Member]
Assets [Abstract]
Assets		125,064	10
Liabilities [Abstract]
Liabilities		(8,963)
Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Liabilities		(8,963)
Level 1 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Liabilities		0
Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Assets		125,064	10
Level 2 [Member]
Assets [Abstract]
Assets		0	0
Liabilities [Abstract]
Liabilities		0
Level 2 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Liabilities		0
Level 2 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Liabilities		0
Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Assets		0	0
Level 3 [Member]
Assets [Abstract]
Assets		0	0
Liabilities [Abstract]
Liabilities		(22,264)
Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Liabilities		0
Level 3 [Member] | Private Warrants [Member]
Liabilities [Abstract]
Liabilities		(22,264)
Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Assets		$ 0	$ 0